Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes

There is no income tax provision for the years ended December 31, 2016 and 2015. Income before income taxes consists of:

	Year Ended December 31,
(in thousands)	2016	2015
Domestic	$(13,930)	$(11,276)
Foreign	(4,040)	(3,428)

Income before taxes	$(17,970)	$(14,704)

Income tax reconciliation

The provision for income taxes differs from the amount computed by applying the statutory rate as follows:

	Year Ended December 31,
(in thousands)	2016	2015
Income taxes using U.S federal statutory rate	$(6,110)	$(4,999)
Loss of tax benefit of net operating loss carryforwards	68,795	—
Loss of tax benefit of state net operating loss carryforwards	13,891	—
Loss of tax benefit of tax credit carryforwards	4,023	—
Amortization of gain on IP migration	767	767
State income taxes, net of federal benefit	(2,576)	380
Foreign rate differential	1,141	920
Valuation allowance	(75,407)	2,649
Derivative charge	(4,345)	(192)
Stock option exercises and cancellations	53	674
Research and development costs	(250)	(199)
Other	18	—

	$—	$—

Significant components of deferred tax assets

Significant components of the Company’s deferred tax assets are as follows:

(in thousands)	December 31, 2016	December 31, 2015
Deferred tax assets:
Employee compensation accruals	$1,386	$1,279
Accrued liabilities	343	633
Research tax credits	22	3,796
Other	55	66
Net operating losses	6,194	77,906

Total deferred tax assets	$8,000	$83,680

Deferred tax liabilities:
Beneficial conversion feature	906	—

Total deferred tax liabilities	$906	$—

Valuation allowance	7,094	83,680

Net deferred tax assets	$—	$—

Summary of Change in Valuation Allowance

The primary reason for the significant decrease in the valuation allowance during the current year is due to the reduction of recognizable deferred tax assets related net operating loss and credit carryforwards resulting from the Sec. 382 ownership change. The change in valuation allowance is as follows:

(in thousands)	December 31, 2016	December 31, 2015
Beginning balance	$83,680	$81,223
Charged to costs and expenses	(75,407)	2,649
Charged to additional paid-in capital	(1,854)	—
Charged to retained earnings	1,010	—
Charged to other comprehensive income	(335)	(192)

Ending balance	$7,094	$83,680